Income Taxes - Differences between Income Taxes Calculated at Federal Statutory Rate and Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Federal taxes based on statutory rate	$ 1,874	$ 1,823	$ 1,524
State income taxes, net of federal benefit	336	326	145
Tax-exempt investment interest	(593)	(280)	(309)
Income related to bank-owned life insurance	(218)	(126)	0
Other, net	32	9	(6)
Income tax expense	$ 1,431	$ 1,752	$ 1,354